Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 08, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Oct. 07, 2015	May 18, 2015	Oct. 09, 2014	Jun. 20, 2014	Apr. 30, 2014	Dec. 17, 2012	Sep. 15, 2012	Aug. 01, 2012	Sep. 04, 2010
Reimbursed amount outstanding		$ 31,633		$ 31,633		$ 31,633	$ 31,633
Accrued expenses - related party		69,108		69,108		64,420	2,389,957
Amortization of the debt discount				61,320	$ 375,617	375,617	269,668
Capital contribution							$ 2,212,721
Convertible note		137,879		137,879		$ 112,058
Common stock shares						180,432,013	57,188,313
Unamortized debt discount preferred shares						$ 0	$ 17
Loss on extinguishment of debt		207,803		207,803
Accounts payable - related party		$ 9,010		$ 9,010
Delavega Trading Ltd. Convertible Notes [Member]
Balance of debt discount													$ 1,300		$ 2,600
Convertible note						$ 27,100							$ 6,500		$ 13,000
Interest rate													20.00%		20.00%
Convertible note per share						$ 0.025							$ 0.20		$ 0.20
Promissory notes						$ 1,000,000
Common stock warrant													$ 6,500		$ 13,000
Warrants valued													$ 549		$ 1,292
Exercise price of warrant													$ 0.30		$ 0.30
Stock Issuances [Member]
Accrued dividends						410,685
Jack W. Hanks [Member]
Annual compensation																$ 300,000
Lemons [Member]
Annual compensation																$ 170,000
Maple Gas Corporation [Member]
Convertible note per share	$ 0.01
Convertible notes payable assigned										$ 1,650,000
Converted note common shares	194,999,999
Loss on extinguishment of debt	$ 975,000
Stock payable obligation						2,925,000
Maple Gas Corporation One [Member]
Convertible notes payable assigned										120,000
Maple Gas Corporation Two [Member]
Convertible notes payable assigned										180,000
Note payable to BNL Family Partners, LLC [Member]
Amortization of the debt discount						17	$ 97
Balance of debt discount														$ 900
Convertible note						$ 53,530					$ 10,000			$ 4,500
Interest rate											15.00%			20.00%
Convertible note per share						$ 0.025					$ 0.025			$ 0.20
Promissory notes						$ 1,000,000								$ 150,000
Common stock warrant											$ 10,000			4,500
Warrants valued											$ 114			$ 800
Exercise price of warrant											$ 0.05			$ 0.30
Maple Gas Advances [Member]
Convertible note									$ 975,000	1,650,000		$ 39,337
Interest rate												15.00%
Convertible note per share									$ 0.01			$ 0.025
Promissory notes												$ 1,000,000
Common stock warrant						$ 2,925,000
Common stock shares									194,999,999
Transfer and Conversion of Preferred Stock [Member]
Accrued dividends									$ 410,685
Convertible note per share									$ 0.01
Promissory notes									$ 1,000,000
Common stock shares								1,000,000	123,283,700
Unamortized debt discount preferred shares									$ 375,600
Maple Gas Advances One [Member]
Convertible note										120,000
Maple Gas Advances Two [Member]
Convertible note										$ 180,000